As filed with the Securities and Exchange Commission on December 19, 2017
Securities Act File (No. 333-153445)
Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 112	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 114	☒
(Check appropriate box or boxes)

AQR Funds
(Exact Name of Registrant Specified in Charter)
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (203) 742-3600
William J. Fenrich, Esq.
Principal & Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
(Name and Address of Agent for Service)
With copies to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
☒	on December 28, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

EXPLANATORY NOTE

Post-Effective Amendment No. 111 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), on October 6, 2017 to register two new series of the AQR Funds - the AQR Core Plus Bond Fund and the AQR High Yield Bond Fund (together, the “Series”). The Amendment would have become effective on December 20, 2017. This Post-Effective Amendment No. 112 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely for the purpose of delaying, until December 28, 2017, the effectiveness of the registration statement for the Series. This Post-Effective Amendment No. 112 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C
OTHER INFORMATION
Item 28. Exhibits
(a)	(1)	Certificate of Trust as field with the State of Delaware on September 4, 2008.[1]
	(2)	(i)	Declaration of Trust dated as of September 4, 2008.[1]
		(ii)	Amended Schedule A to the Declaration of Trust.[6]
		(iii)	Amended Schedule A to the Declaration of Trust.[8]
		(iv)	Amended Schedule A to the Declaration of Trust.[11]
		(v)	Amended Schedule A to the Declaration of Trust[15]
		(vi)	Amended Schedule A to the Declaration of Trust[16]
		(vii)	Amended Schedule A to the Declaration of Trust[18]
		(viii)	Amended Schedule A to the Declaration of Trust[19]
		(ix)	Amended Schedule A to the Declaration of Trust[20]
		(x)	Amended Schedule A to the Declaration of Trust[21]
		(xi)	Amended Schedule A to the Declaration of Trust[24]
		(xii)	Amended Schedule A to the Declaration of Trust[25]
		(xiii)	Amended Schedule A to the Declaration of Trust[29]
		(xiv)	Amended Schedule A to the Declaration of Trust[32]
		(xv)	Amended Schedule A to the Declaration of Trust[33]
		(xvi)	Amended Schedule A to the Declaration of Trust[36]
		(xvii)	Amended Schedule A to the Declaration of Trust[37]
		(xviii)	Amended Schedule A to the Declaration of Trust[41]
		(xix)	Amended Schedule A to the Declaration of Trust[43]
(b)	Bylaws of the Registrant.[1]
(c)	The Trust does not issue Certificates. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws.1 See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant.[1]
(d)	(1)	(i)	Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[2]
		(ii)	Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[4]
		(iii)	Second Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[6]
		(iv)	Third Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[8]
		(v)	Fourth Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[8]
		(vi)	Investment Management Agreement between Registrant and AQR Capital Management, LLC.[8]
		(vii)	Amendment to the Investment Management Agreement between Registrant and AQR Capital Management, LLC.[11]
		(viii)	Fifth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[13]
		(ix)	Sixth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[15]
		(x)	Seventh Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[16]

		(xi)	Eighth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[18]
		(xii)	Second Amendment to Investment Management Agreement between Registrant and AQR Capital Management, LLC[20]
		(xiii)	Third Amendment to Investment Management Agreement between Registrant and AQR Capital Management, LLC[21]
		(xiv)	Ninth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[24]
		(xv)	Fourth Amendment to Investment Management Agreement between Registrant and AQR Capital Management, LLC[25]
		(xvi)	Tenth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[25]
		(xvii)	Amended and Restated Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[27]
		(xviii)	Amended and Restated Investment Management Agreement between Registrant and AQR Capital Management, LLC[27]
		(xix)	First Amendment to Amended and Restated Investment Management Agreement between Registrant and AQR Capital Management, LLC[31]
		(xx)	Second Amended and Restated Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[32]
		(xxi)	Second Amended and Restated Investment Management Agreement between Registrant and AQR Capital Management, LLC[32]
		(xxii)	First Amendment to Second Amended and Restated Investment Advisory Agreement[33]
		(xxiii)	First Amendment to Second Amended and Restated Investment Management Agreement[33]
		(xxiv)	Second Amendment to Second Amended and Restated Investment Management Agreement[33]
		(xxv)	Third Amended and Restated Investment Management Agreement[39]
	(2)	(i)	Investment Sub-Advisory Agreement among the Registrant, AQR Capital Management, LLC and CNH Partners, LLC.[2]
		(ii)	Amended Investment Sub-Advisory Agreement among Registrant, AQR Capital Management, LLC and CNH Partners, LLC.[8]
		(iii)	Second Amended and Restated Investment Sub-Advisory Agreement among Registrant, AQR Capital Management, LLC and CNH Partners, LLC.[34]
	(3)	(i)	Investment Sub-Advisory Agreement among Registrant, AQR Capital Management, LLC and CNH Partners, LLC.[11]
	(4)	(i)	Investment Management Agreement II between Registrant and AQR Capital Management, LLC[36]
		(ii)	First Amendment to Investment Management Agreement II between Registrant and AQR Capital Management, LLC[38]
		(iii)	Second Amendment to Investment Management Agreement II between Registrant and AQR Capital Management, LLC[42]
		(iv)	Third Amendment to Investment Management Agreement II between Registrant and AQR Capital Management, LLC*
(e)	(1)	Distribution Agreement.[2]
	(2)	Amendment to Distribution Agreement.[4]
	(3)	Second Amendment to Distribution Agreement.[6]
	(4)	Third Amendment to Distribution Agreement.[8]
	(5)	Fourth Amendment to Distribution Agreement.[11]
	(6)	Distribution Agreement.[13]
	(7)	First Amendment to Distribution Agreement.[13]
	(8)	Second Amendment to Distribution Agreement[15]
	(9)	Third Amendment to Distribution Agreement[16]
	(10)	Fourth Amendment to Distribution Agreement[18]

	(11)	Fifth Amendment to Distribution Agreement[18]
	(12)	Sixth Amendment to Distribution Agreement[20]
	(13)	Seventh Amendment to Distribution Agreement[21]
	(14)	Eighth Amendment to Distribution Agreement[25]
	(15)	Ninth Amendment to Distribution Agreement[29]
	(16)	Tenth Amendment to Distribution Agreement[31]
	(17)	Eleventh Amendment to Distribution Agreement[32]
	(18)	Twelfth Amendment to Distribution Agreement[33]
	(19)	Thirteenth Amendment to Distribution Agreement[36]
	(20)	Distribution Fee Letter Agreement[36]
	(21)	Fourteenth Amendment to Distribution Agreement[38]
	(22)	First Amendment to Distribution Fee Letter Agreement[38]
	(23)	Fifteenth Amendment to Distribution Agreement[42]
	(24)	Second Amendment to Distribution Fee Letter Agreement[42]
	(25)	Sixteenth Amendment to Distribution Agreement*
	(26)	Third Amendment to Distribution Fee Letter Agreement*
(f)	Not Applicable
(g)	(1)	(i)	Custody Agreement between AQR Funds and The Bank of New York Mellon.[2]
		(ii)	Amendment to Custody Agreement between AQR Funds and The Bank of New York Mellon.[4]
		(iii)	Second Amendment to Custody Agreement between AQR Funds and The Bank of New York Mellon.[6]
		(iv)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[8]
		(v)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[11]
		(vi)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[11]
		(vii)	Second Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[13]
		(viii)	Third Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[15]
		(ix)	Fourth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[16]
		(x)	Fifth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[18]
		(xi)	Sixth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[20]
		(xii)	Seventh Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[21]
		(xiii)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[21]
		(xiv)	Eighth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[25]
		(xv)	Ninth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[31]
		(xvi)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[31]
		(xvii)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[31]
		(xviii)	Tenth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[32]
		(xix)	Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[32]

		(xx)	Eleventh Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. [38]
		(xxi)	Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. [38]
		(xxii)	Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. [38]
		(xxiii)	Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. [38]
		(xxiv)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[42]
		(xxv)	Joinder to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.*
	(2)	(i)	Foreign Custody Manager Agreement between AQR Funds and The Bank of New York Mellon.[2]
		(ii)	Amendment to Foreign Custody Manager Agreement between AQR Funds and The Bank of New York Mellon.[4]
		(iii)	Second Amendment to Foreign Custody Manager Agreement between AQR Funds and The Bank of New York Mellon.[6]
	(3)	(i)	Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[22]
		(ii)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[28]
		(iii)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[31]
		(iv)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[32]
		(v)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[34]
		(vi)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[35]
		(vii)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[38]
		(viii)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[42]
(h)	(1)	(i)	Fund Administration and Accounting Agreement between AQR Funds and The Bank of New York Mellon.[2]
		(ii)	Amendment to Fund Administration and Accounting Agreement between AQR Funds and The Bank of New York Mellon.[4]
		(iii)	Second Amendment to Fund Administration and Accounting Agreement between AQR Funds and The Bank of New York Mellon.[6]
		(iv)	Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[8]
		(v)	Amendment to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[10]
		(vi)	Amendment Two to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[11]
		(vii)	Amendment Three to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[13]
		(viii)	Amendment Four to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co15
		(ix)	Amendment Five to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co16
		(x)	Amendment Six to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[18]
		(xi)	Amendment Seven to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[20]
		(xii)	Amendment Eight to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[21]
		(xiii)	Amendment Nine to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[25]
		(xiv)	Amendment Ten to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[31]
		(xv)	Amendment Eleven to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[32]
		(xvi)	Amendment Twelve to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. [38]
		(xvii)	Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[42]
		(xviii)	Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.*

(2)	(i)	Transfer Agency and Service Agreement.[2]
	(ii)	Amendment to Transfer Agency and Service Agreement.[4]
	(iii)	Second Amendment to Transfer Agency and Service Agreement.[6]
	(iv)	Third Amendment to Transfer Agency and Service Agreement.[8]
	(v)	Fourth Amendment to Transfer Agency and Service Agreement.[11]
	(vi)	Fifth Amendment to Transfer Agency and Service Agreement.[13]
	(vii)	Sixth Amendment to Transfer Agency and Service Agreement[15]
	(viii)	Seventh Amendment to Transfer Agency and Service Agreement[16]
	(ix)	Eighth Amendment to Transfer Agency and Service Agreement[18]
	(x)	Ninth Amendment to Transfer Agency and Service Agreement[18]
	(xi)	Tenth Amendment to Transfer Agency and Service Agreement[20]
	(xii)	Eleventh Amendment to Transfer Agency and Service Agreement[21]
	(xiii)	Twelfth Amendment to Transfer Agency and Service Agreement[25]
	(xiv)	Thirteenth Amendment to Transfer Agency and Service Agreement[29]
	(xv)	Fourteenth Amendment to Transfer Agency and Service Agreement[31]
	(xvi)	Fifteenth Amendment to Transfer Agency and Service Agreement[32]
	(xvii)	Sixteenth Amendment to Transfer Agency and Service Agreement[33]
	(xviii)	Seventeenth Amendment to Transfer Agency and Service Agreement[36]
	(xix)	Eighteenth Amendment to Transfer Agency and Service Agreement[38]
	(xx)	Nineteenth Amendment to Transfer Agency and Service Agreement[42]
	(xxi)	Twentieth Amendment to Transfer Agency and Service Agreement*
(3)	(i)	Shareholder Services Agreement with respect to Class I, N, and Y shares.[2]
	(ii)	Shareholder Services Agreement with respect to Class L shares.[4]
	(iii)	Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares.[8]
	(iv)	Second Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares.[8]
	(v)	Amendment to Shareholder Services Agreement with respect to Class L Shares[13]
	(vi)	Third Amendment to Shareholder Services Agreement with respect to Class I, N, and Y Shares.[15]
	(vii)	Fourth Amendment to Shareholder Services Agreement with respect to Class I, N, and Y Shares[16]
	(viii)	Second Amendment to Shareholder Services Agreement with respect to Class L Shares[17]
	(ix)	Third Amendment to Shareholder Services Agreement with respect to Class L Shares[18]
	(x)	Fifth Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares[23]
	(xi)	Sixth Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares[24]
	(xii)	Fourth Amendment to Shareholder Services Agreement with respect to Class L Shares[25]
	(xiii)	Seventh Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares.[27]
	(xiv)	Eighth Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares.[29]
	(xv)	Fifth Amendment to Shareholder Services Agreement with respect to Class L Shares.[29]

	(xvi)	Amended and Restated Shareholder Services Agreement with respect to Class I, L, N, Y and R6 Shares[32]
	(xvii)	First Amendment to Amended and Restated Shareholder Services Agreement with respect to Class I, N, Y and R6 Shares[33]
	(xviii)	Second Amendment to Amended and Restated Shareholder Services Agreement with respect to Class I, N, Y and R6 Shares[35]
(4)	(i)	Transfer Agency Interactive Client Services Agreement.[4]
	(ii)	Amendment to Transfer Agency Interactive Client Services Agreement.[4]
	(iii)	Second Amendment to Transfer Agency Interactive Client Services Agreement.[6]
	(iv)	Third Amendment to Transfer Agency Interactive Client Services Agreement.[8]
	(v)	Fourth Amendment to Transfer Agency Interactive Client Services Agreement.[11]
	(vi)	Fifth Amendment to Transfer Agency Interactive Client Services Agreement.[13]
	(vii)	Sixth Amendment to Transfer Agency Interactive Client Services Agreement[15]
	(viii)	Seventh Amendment to Transfer Agency Interactive Client Services Agreement[16]
	(ix)	Eighth Amendment to Transfer Agency Interactive Client Services Agreement[18]
	(x)	Ninth Amendment to Transfer Agency Interactive Client Services Agreement[18]
	(xi)	Tenth Amendment to Transfer Agency Interactive Client Services Agreement[20]
	(xii)	Eleventh Amendment to Transfer Agency Interactive Client Services Agreement[21]
	(xiii)	Twelfth Amendment to Transfer Agency Interactive Client Services Agreement[25]
	(xiv)	Thirteenth Amendment to Transfer Agency Interactive Client Services Agreement[29]
	(xv)	Fourteenth Amendment to Transfer Agency Interactive Client Services Agreement[31]
	(xvi)	Fifteenth Amendment to Transfer Agency Interactive Client Services Agreement[32]
	(xvii)	Sixteenth Amendment to Transfer Agency Interactive Client Services Agreement[33]
	(xviii)	Seventeenth Amendment to Transfer Agency Interactive Client Services Agreement[36]
	(xix)	Eighteenth Amendment to Transfer Agency Interactive Client Services Agreement[38]
	(xx)	Nineteenth Amendment to Transfer Agency Interactive Client Services Agreement[42]
	(xxi)	Twentieth Amendment to Transfer Agency Interactive Client Services Agreement*
(5)	(i)	Fee Waiver and Expense Reimbursement Agreement.[2]
	(ii)	Amendment to Fee Waiver and Expense Reimbursement Agreement.[4]
	(iii)	Second Amendment to Fee Waiver and Expense Reimbursement Agreement.[6]
	(iv)	Third Amendment to Fee Waiver and Expense Reimbursement Agreement.[8]
	(v)	Fourth Amendment to Fee Waiver and Expense Reimbursement Agreement.[8]
	(vi)	Fifth Amendment to Fee Waiver and Expense Reimbursement Agreement.[9]
	(vii)	Amended and Restated Fee Waiver and Expense Reimbursement Agreement.[11]
	(viii)	First Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement.[13]
	(ix)	Second Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement. [14]
	(x)	Third Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[15]
	(xi)	Fourth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[16]

	(xii)	Fifth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[18]
	(xiii)	Sixth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[20]
	(xiv)	Seventh Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[21]
	(xv)	Eighth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[23]
	(xvi)	Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement[25]
	(xvii)	First Amendment to Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement[29]
	(xviii)	Second Amendment to Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement[29]
	(xix)	Third Amendment to Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement[31]
	(xx)	Fourth Amendment to Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement[32]
	(xxi)	Fifth Amendment to Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement[33]
	(xxii)	Sixth Amendment to Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement[35]
	(xxiii)	Third Amended and Restated Fee Waiver and Expense Reimbursement Agreement [37]
	(xxiv)	First Amendment to Third Amended and Restated Fee Waiver and Expense Reimbursement Agreement[38]
	(xxv)	Second Amendment to Third Amended and Restated Fee Waiver and Expense Reimbursement Agreement[42]
	(xxvi)	Fourth Amended and Restated Fee Waiver and Expense Reimbursement Agreement*
(i)	(1)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Global Equity Fund, AQR International Equity Fund and AQR Diversified Arbitrage Fund.[2]
	(2)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Momentum Fund, AQR Small Cap Momentum Fund and AQR International Momentum Fund.[5]
	(3)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Managed Futures Strategy Fund.[6]
	(4)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Risk Parity Fund.[8]
	(5)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Multi-Strategy Alternative Fund.[11]
	(6)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund.[13]
	(7)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund, AQR Emerging Defensive Equity Fund, AQR Risk-Balanced Commodities Strategy Fund, and AQR Risk-Balanced Commodities Strategy LV Fund[15]
	(8)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Risk Parity II MV Fund and AQR Risk Parity II HV Fund[16]
	(9)	Opinion and Consent of Counsel with respect to the legality of Class N shares being issued of the AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund[17]
	(10)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund[18]
	(11)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Long-Short Equity Fund and AQR Managed Futures Strategy HV Fund[20]
	(12)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Style Premia Alternative Fund[21]

	(13)	Opinion and Consent of Counsel with respect to the legality of Class R6 shares being issued of the AQR Global Equity Fund and the AQR International Equity Fund[23]
	(14)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Global Macro Fund[25]
	(15)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Emerging Core Equity Fund and AQR Emerging Momentum Fund[26]
	(16)	Opinion and Consent of Counsel with respect to the legality of Class R6 shares being issued of the AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund.[29]
	(17)	Opinion and Consent of Counsel with respect to the legality of Class R6 shares being issued of the AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund, AQR Emerging Defensive Equity Fund, AQR Diversified Arbitrage Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund and the AQR Style Premia Alternative Fund.[30]
	(18)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Equity Market Neutral Fund and AQR Style Premia Alternative LV Fund.[31]
	(19)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR TM Large Cap Multi- Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund and AQR TM Emerging Multi-Style Fund.[32]
	(20)	Opinion and Consent of Counsel with respect to the legality of Class I shares being issued of the AQR Large Cap Multi- Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum-Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund.[33]
	(21)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Style Premia Alternative II Fund[36]
	(22)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund[38]
	(23)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Alternative Risk Premia Fund[42]
	(24)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Core Plus Bond Fund and AQR High Yield Bond Fund*
(j)	Consent of Independent Registered Public Accounting Firm*
(k)	Not Applicable.
(l)	Initial Capital Agreement.[2]
(m)	(i)	Distribution Plan.[6]
	(ii)	Amended and Restated Distribution Plan[32]
(n)	(i)	Third Amended and Restated Multiple Class Plan.[8]
	(ii)	Fourth Amended and Restated Multiple Class Plan.[11]
	(iii)	Fifth Amended and Restated Multiple Class Plan.[13]
	(iv)	Sixth Amended and Restated Multiple Class Plan[15]

	(v)	Seventh Amended and Restated Multiple Class Plan[16]
	(vi)	Eighth Amended and Restated Multiple Class Plan[18]
	(vii)	Ninth Amended and Restated Multiple Class Plan[20]
	(viii)	Tenth Amended and Restated Multiple Class Plan[21]
	(ix)	Eleventh Amended and Restated Multiple Class Plan[22]
	(x)	Twelfth Amended and Restated Multiple Class Plan[25]
	(xi)	Thirteenth Amended and Restated Multiple Class Plan[29]
	(xii)	Fourteenth Amended and Restated Multiple Class Plan[29]
	(xiii)	Fifteenth Amended and Restated Multiple Class Plan[30]
	(xiv)	Sixteenth Amended and Restated Multiple Class Plan[32]
	(xv)	Seventeenth Amended and Restated Multiple Class Plan[33]
	(xvi)	Eighteenth Amended and Restated Multiple Class Plan[36]
	(xvii)	Nineteenth Amended and Restated Multiple Class Plan[38]
	(xviii)	Twentieth Amended and Restated Multiple Class Plan[38]
	(xix)	Twenty-First Amended and Restated Multiple Class Plan[42]
	(xx)	Twenty-Second Amended and Restated Multiple Class Plan*
(o)	Reserved.
(p)	(1)	Code of Ethics of AQR Funds.[40]
	(2)	Code of Ethics of AQR Capital Management, LLC and CNH Partners, LLC.[36]
	(3)	Code of Ethics of ALPS Distributor, Inc.*
Other Exhibit: Powers of Attorney of Timothy K. Armour, Steven Grenadier and L. Joe Moravy.[3]
Power of Attorney of David G. Kabiller[7]
Power of Attorney of William Atwell, Gregg Behrens and Brian Posner[12]
Power of Attorney of Mark A. Zurack[30]

[1]	Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-153445, filed September 11,
2008.
[2]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 17, 2008.
[3]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 5, 2009.
[4]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 19, 2009.
[5]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 9, 2009.
[6]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 28, 2009.
[7]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 28, 2010.
[8]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 28, 2010.
[9]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 25, 2011.
[10]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 3, 2011.
[11]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 15, 2011.
[12]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed November 2, 2011.
[13]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 13, 2012.
[14]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 27, 2012.
[15]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 25, 2012.
[16]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 26, 2012.
[17]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed November 26, 2012.
[18]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 12, 2013.
[19]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 30, 2013.

[20]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 20, 2013.
[21]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 19, 2013.
[22]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 31, 2013.
[23]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 27, 2013.
[24]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2014.
[25]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 27, 2014.
[26]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 17, 2014.
[27]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 29, 2014.
[28]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 2, 2014.
[29]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 9, 2014.
[30]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 29, 2014.
[31]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 15, 2014.
[32]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2015.
[33]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 30, 2015.
[34]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 29, 2015.
[35]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2016.
[36]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed February 12, 2016.
[37]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 28, 2016.
[38]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 9, 2016.
[39]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2017.
[40]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 27, 2017.
[41]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 9, 2017.
[42]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 22, 2017.
[43]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 6, 2017.
*	To be filed by amendment.
Item 29. Persons Controlled by or Under Common Control with the Fund
The AQR Managed Futures Strategy Fund wholly owns and controls the AQR Managed Futures Strategy Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Managed Futures Strategy HV Fund wholly owns and controls the AQR Managed Futures Strategy HV Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk Parity Fund wholly owns and controls the AQR Risk Parity Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Multi-Strategy Alternative Fund wholly owns and controls the AQR Multi-Strategy Alternative Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk-Balanced Commodities Strategy Fund wholly owns and controls the AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk Parity II MV Fund wholly owns and controls the AQR Risk Parity II MV Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk Parity II HV Fund wholly owns and controls the AQR Risk Parity II HV Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Style Premia Alternative Fund wholly owns and controls the AQR Style Premia Alternative Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Global Macro Fund wholly owns and controls the AQR Global Macro Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Style Premia Alternative LV Fund wholly owns and controls the AQR Style Premia Alternative LV Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company.
Item 30. Indemnification
Article VII, Section 2 of the Declaration of Trust provides as follows:
A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Board of Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Article VII, Section 3 of the Declaration of Trust provides as follows:
(a)	For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “ liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.
(b)	Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By- Laws:
(i)	every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;
(ii)	every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;
(iii)	every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;
(c)	Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.
(d)	No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.
(e)	The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.
(f)	Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.
Article VII, Section 1 of the By-Laws provides as follows:
With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided hereunder or pursuant to the Declaration of Trust to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:
(i)	by the court or other body before which the Proceeding was brought;
(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
Item 31.	Business and Other Connections of the Investment Adviser
The Registrant’s investment adviser, AQR Capital Management, LLC (“Adviser”) is a Delaware limited liability company that serves as investment adviser to the AQR Funds and provides investment supervisory services. Adviser is a Delaware limited liability company. Additional information as to Adviser and its management is included in Adviser’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-55543), which is incorporated herein by reference and sets forth the officers and members of Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by Adviser and such officers and directors during the past two years. In addition, William J. Fenrich, Principal and Chief Legal Officer of the Adviser, was a Managing Director at Morgan Stanley from June 2014 through June 2017. At Morgan Stanley, he served from June 2014 until February 2016 in the role of Chief Counsel to the Chief Legal Officer, and from February 2016 until June 2017 he served as Morgan Stanley’s Chief Compliance Officer and was a member of the Management Committee.
The Registrant’s sub-adviser, CNH Partners, LLC (“Sub-Adviser”) is a Delaware limited liability company that serves as investment sub-adviser to AQR Funds with respect to AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund. Additional information as to Sub-Adviser and the management of Sub-Adviser is included in Sub-Adviser’s Form ADV filed with the SEC (File No. 801-60678), which is incorporated herein by reference and sets forth the officers and members of Sub-Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by Sub- Adviser and such officers and members during the past two years.
Item 32.	Principal Underwriters
(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, ALPS Series Trust, Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, Elevation ETF Trust, Elkhorn ETF Trust, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Griffin Institutional Access Credit Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Northern Lights Fund Trust, NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-T, NorthStar Real Estate Capital Income Fund-ADV, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.
(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Position with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Name*	Position with Underwriter	Position with Fund
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None
*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.
(c)	Not applicable.
Item 33.	Location of Accounts and Records
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Sub-Adviser; (d) Principal Underwriter; (e) Transfer Agent; (f) Administrator and Custodian (JPM); (g) Custodian (SSB) (AQR Style Premia Alternative Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Style Premia Alternative LV Fund, AQR Long-Short Equity Fund, AQR Multi-Strategy Alternative Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Alternative Risk Premia Fund only). The address of each is as follows:
(a)	Registrant AQR Funds Two Greenwich Plaza Greenwich, CT 06830
(b)	Investment Adviser AQR Capital Management, LLC Two Greenwich Plaza Greenwich, CT 06830
(c)	Sub-Adviser CNH Partners, LLC Two Greenwich Plaza, 1st Floor Greenwich, CT 06830
(d)	Principal Underwriter ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
(e)	Transfer Agent ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203

(f)	Administrator and Custodian J.P. Morgan Chase Bank, National Association 1 Chase Manhattan Plaza New York, NY 10005
(g)	Custodian State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Item 34.	Management Services
Not Applicable.
Item 35.	Undertakings
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 19th day of December, 2017.
AQR Funds
By	/s/ Marco Hanig
Marco Hanig President
Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
	Signature	Title	Date
	/s/ Marco Hanig	Marco Hanig
	(Marco Hanig)	President and Trustee (Principal Executive Officer)	December 19, 2017
	/s/ Heather Bonner	Heather Bonner
	(Heather Bonner)	Chief Financial Officer (Principal Financial Officer)	December 19, 2017
	*	David Kabiller
	(David Kabiller)	Trustee
	*	Timothy K. Armour
	(Timothy K. Armour)	Trustee
	*	William L. Atwell
	(William L. Atwell)	Trustee
	*	Gregg D. Behrens
	(Gregg D. Behrens)	Trustee
	*	Brian Posner
	(Brian Posner)	Trustee
	*	L. Joe Moravy
	(L. Joe Moravy)	Trustee
	*	Mark A. Zurack
	(Mark A. Zurack)	Trustee
*By:	/s/ MARCO HANIG		December 19, 2017
Marco Hanig Attorney-in-fact for each Trustee
1